Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred income tax assets
Net operating losses	$ 3,963,001	$ 3,621,647
Lease liabilities	497,632	605,814
Ending Balance	4,460,633	4,227,461
Deferred income tax liabilities
Intangible assets	(907,139)	(956,088)
Right-of-use assets	(457,168)	(598,114)
Ending Balance	(1,364,307)	(1,554,202)
Net deferred income tax assets (liabilities) before valuation allowance	3,096,326	2,673,259
Valuation allowance	(3,569,268)	(3,143,727)
Net deferred income tax assets (liabilities)	$ (472,942)	$ (470,468)